FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Contracted Future Minimum Rental Payments Due [Abstract]
2017	$ 319,070
2018	292,188
2019	248,419
2020	220,893
2021	199,212
Thereafter	699,356
Future minimum rental payments under operating leases	$ 1,979,138